Annual Total Returns - Class R6	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nuveen Inflation Linked Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.08%	3.28%	4.36%	(7.20%)	5.27%	8.09%	6.59%	(0.49%)	1.74%	3.65%
Nuveen Real Estate Securities Select Fund
Prospectus [Line Items]
Annual Return [Percent]	2.09%	5.31%	12.19%	(28.73%)	39.41%	1.33%	31.09%	(4.04%)	12.29%	4.38%
Nuveen Emerging Markets Debt Fund
Prospectus [Line Items]
Annual Return [Percent]	13.83%	8.60%	12.56%	(14.40%)	(0.86%)	6.12%	17.48%	(5.97%)	14.01%	14.05%
Nuveen International Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.24%	4.60%	9.06%	(11.37%)	(2.19%)	4.81%	9.96%	0.39%	5.55%